Basis of Preparation and Significant Accounting Policies - Impact of IFRS 15 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable/Contract asset	$ 764.8	$ 790.5
Inventories	1,061.8	890.6
Deferred taxes	39.2	36.4	$ 40.1
Deficit	(1,545.2)	(1,632.0)
Revenue	6,110.5	6,016.5	5,639.2
Cost of sales	5,692.7	5,588.9	5,248.1
Net earnings	$ 105.0	136.3	$ 66.9
Increase (decrease) due to application of IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable/Contract asset		227.0		$ 197.0
Inventories		(206.0)		(178.0)
Deferred taxes		(2.0)		(2.0)
Deficit		(19.0)		$ (17.0)
Revenue		30.0
Cost of sales		28.0
Net earnings		$ 2.0